Employee benefits plans (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of information about defined benefit plans [abstract]
Disclosure of net defined benefit liability (asset) [text block]
The roll-forward of actuarial liabilities prepared based on actuarial report is set forth below:

	06/30/2026	12/31/2025
Opening balance	741,143	721,560
Interest on actuarial liabilities	39,305	77,348
Current service cost	1,118	1,939
Actuarial gain – experience (1)		(13,340)
Actuarial loss – financial assumptions (1)		6,026
Benefits paid directly by entity	(28,182)	(52,390)
Closing balance	753,384	741,143
(1)Actuarial gains and losses are determined annually based on an independent actuarial valuation, reflecting changes in actuarial assumptions and experience adjustments arising from the measurement of defined benefit obligations.